Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Receivable, allowance for doubtful accounts	$ 2,424	$ 1,144
Common stock, par value	$ 0.01
Common stock, authorized	90,000,000
Common stock, issued	32,115,929
Common stock, outstanding	32,115,929
Preferred stock, par value	$ 0.01
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued	0